Note 3 - BBVA Group - Description Of Changes In Group (Details) - Divestments [Member] - EUR (€) € in Millions	1 Months Ended
	Jul. 31, 2018	Nov. 30, 2017	Jul. 06, 2018	Nov. 29, 2017
Real Estate Activity Member [Member]
Description Of Changes In Group [Line Items]
Purchase Of Treasury Shares, Percentage		80%
Contracted price in euros				€ 4,000
Whole bussines value				€ 13,000
Result of the transaction		taking as starting point the situation of the REOs on June 26, 2017; and (ii) the necessary assets and employees to manage the Business in an autonomous manner. For the purpose of the agreement with Cerberus, the whole Business was valued at approximately €5,000 million.
BBVA Chile [Member]
Description Of Changes In Group [Line Items]
Percentage of total share		68.19%
Contracted price in euros			€ 2,200
Result of the transaction	The transaction results in a capital gain, net of taxes of approximately 640 million euros and in a positive impact on BBVA Group’s Common Equity Tier 1 (fully loaded) of approximately 50 basis points. These impacts will be recorded in BBVA Group´s third quarter consolidated financial statements for 2018 (see Note 49).